Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based Payments		12 Months Ended
		Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Options [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based Payments [Line Items]
Outstanding at January 1		148,433	148,433
Exercised during the year
Outstanding at December 31		148,433	148,433
Exercisable at December 31 (in Euro per share and Dollars per share) | $ / shares				$ 148,433	$ 148,433
WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based Payments [Line Items]
Outstanding at January 1	[1]	0.01	0.01
Exercised during the year	[1]
Outstanding at December 31	[1]	0.01	0.01
Exercisable at December 31 (in Euro per share and Dollars per share) | € / shares	[1]	€ 0.01	€ 0.01

[1]	Weighted average share price (WAEP)